Cover	Jun. 20, 2026
Cover [Abstract]
Entity Registrant Name	Karbon-X Corp.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 20, 2026
Entity Ex Transition Period	false
Entity File Number	000-56002
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Entity Address Address Line 1	6575 West Loop South
Entity Address Address Line 2	Suite 500
Entity Address City Or Town	Bellaire
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77401
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	256-5730
Security 12b Title	Common Stock
Trading Symbol	KARX